Income Taxes 4 (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]
Income Tax Contingency [Line Items]
Depreciation/amortization		$ 775,441	$ 394,361	$ 469,963
Benefit plans		81,213	41,354	59,647
Deferred income		259,238	95,911	90,006
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs		0	117,161	117,670
Deferred Tax Liabilities, Intangible Assets		3,691,087	438,647	441,024
Deferred Tax Liabilities, Undistributed Foreign Earnings	345,000	344,883	1,571	6,466
Other		57,973	46,510	48,371
Deferred tax liabilities		5,209,835	1,135,515	1,233,147
Operating loss carryforwards		(365,595)	(90,790)	(141,358)
Benefit plans		(87,157)	(211,658)	(195,697)
Depreciation/amortization		(358,098)	(158,194)	(147,745)
Tax credit carryforwards		(71,369)	(111,431)	(81,703)
Deferred income		(93,244)	(18,596)	(20,286)
Other		(129,670)	(97,894)	(96,502)
Deferred tax assets		(1,105,133)	(688,563)	(683,291)
Valuation allowance		78,205	46,069	90,553
Net deferred tax liabilities		$ 4,182,907	$ 493,021	$ 640,409